Stock-Based Awards - Summary of Restricted Stock Activity (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
2010 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested restricted common stock, Shares, Beginning balance	390,209
Restricted common stock issued, Shares	76,496	405,251
Restricted common stock vested, Shares	(190,720)	(15,042)
Restricted common stock forfeited/Canceled, Shares
Unvested restricted common stock, Shares, Ending balance	275,985	390,209
Unvested restricted common stock, Weighted Average Grant Date Fair Value, Beginning balance	$ 0.40
Restricted common stock issued, Weighted Average Grant Date Fair Value	$ 2.59	$ 0.40
Restricted common stock vested, Weighted Average Grant Date Fair Value	$ 0.72	$ 0.40
Restricted common stock forfeited/canceled, Weighted Average Grant Date Fair Value
Unvested restricted common stock, Weighted Average Grant Date Fair Value, Ending balance	$ 0.78	$ 0.40
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested restricted common stock, Shares, Beginning balance
Restricted common stock issued, Shares	13,216
Restricted common stock vested, Shares	(939)
Restricted common stock forfeited/Canceled, Shares
Unvested restricted common stock, Shares, Ending balance	12,277
Unvested restricted common stock, Weighted Average Grant Date Fair Value, Beginning balance
Restricted common stock issued, Weighted Average Grant Date Fair Value	$ 7.62
Restricted common stock vested, Weighted Average Grant Date Fair Value	$ 7.56
Restricted common stock forfeited/canceled, Weighted Average Grant Date Fair Value
Unvested restricted common stock, Weighted Average Grant Date Fair Value, Ending balance	$ 7.63